Restricted Cash, Deposits and Marketable Securities (Details) - Schedule of Restricted Cash - Restricted Cash, Deposits and Marketable Securities [Member] - EUR (€) € in Thousands		Dec. 31, 2023	Dec. 31, 2022
Restricted Cash, Deposits and Marketable Securities (Details) - Schedule of Restricted Cash [Line Items]
Marketable securities			€ 2,836
Short-term deposits		997
Short-term restricted cash	[1]	810	900
Restricted cash and bank deposits, long-term	[1]	€ 17,386	€ 20,192

[1]	Deposits used to secure obligations under agreements (see Notes 6 and 21E(3)) and loan agreements (see Note 11).